Deposits from banks - Additional information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Deposits From Bank [Line Items]
Deposits from banks	€ 89,134		€ 78,098
TLTRO [Member]
Disclosure Of Deposits From Bank [Line Items]
Deposits from banks	€ 65,500		€ 59,500
TLTRO III [Member]
Disclosure Of Deposits From Bank [Line Items]
Deposits from banks		€ 6,000
Repayment period	3 years
Early repayment waiting period	1 year
Growth in lending volumes at least 0% [member] | Maximum [member] | Deposit Facility Rate [Member]
Disclosure Of Deposits From Bank [Line Items]
Borrowings, interest rate	(1.00%)
Spread on variable interest rate	0.50%
Not meeting volume growth criteria [member] | Maximum [member] | Main Refinancing Operations Rate [Member]
Disclosure Of Deposits From Bank [Line Items]
Spread on variable interest rate	0.50%